Market risk (Tables)	12 Months Ended
Dec. 31, 2024
Market risk [Abstract]
Market Risk Sensitivity	Lloyds Bank Group Banking activities: market value sensitivity (audited)

	2024				2023
	Up 25bps £m	Down 25bps £m	Up 100bps £m	Down 100bps £m	Up 25bps £m	Down 25bps £m	Up 100bps £m	Down 100bps £m
Sterling	5.8	(5.9)	22.4	(24.5)	7.2	(7.6)	26.9	(33.2)
US dollar	(1.2)	1.3	(4.8)	5.2	(1.3)	1.3	(5.0)	5.6
Euro	(1.9)	(1.8)	(7.1)	(7.4)	(2.6)	0.6	(9.9)	2.4
Other	(1.0)	1.0	(3.7)	4.5	(0.2)	0.2	(0.9)	0.9
Total	1.7	(5.4)	6.8	(22.2)	3.1	(5.5)	11.1	(24.3)
Lloyds Bank Group Banking activities: market value sensitivity to a steepening and flattening of the yield curve (audited)

	2024		2023
	Steepener £m	Flattener £m	Steepener £m	Flattener £m
Sterling	(1.0)	(0.4)	19.7	(23.6)
US dollar	(1.2)	1.3	(3.8)	3.9
Euro	(11.6)	2.0	(4.1)	(0.9)
Other	(2.5)	3.1	0.5	(0.5)
Total	(16.3)	6.0	12.3	(21.1)
Lloyds Bank Group Banking activities: three year net interest income sensitivity (audited)

	2024			2023
	Year 1 £m	Year 2 £m	Year 3 £m	Year 1 £m	Year 2 £m	Year 3 £m
Up 50bps	227	333	555	252	403	577
Up 25 bps	114	167	277	126	202	288
Down 25bps	(146)	(168)	(278)	(155)	(198)	(283)
Down 50bps	(294)	(338)	(557)	(309)	(395)	(565)